Scott K. Weiss
Tel. 602.445.8318
Fax 602.445.8632
WeissSK@gtlaw.com
July 8, 2005

VIA FEDERAL EXPRESS AND THE EDGAR SYSTEM
Securities and Exchange Commission
Division of Corporation Finance
Mail Stop 0308
100 F. Street, N.E.
Washington, D.C. 20549

Attention:	Matthew J. Benson, Esq.

Re:	Kona Grill, Inc. (the “Company”) Registration Statement on Form S-1 File No. 333-125506 Filed June 3, 2005

Ladies and Gentlemen:

     On behalf of our client, Kona Grill, Inc., a Delaware corporation (the “Company”), we are responding to comments on the Company’s above-referenced filing under the Securities Act of 1933, as amended, provided by the staff (the “Staff”) of the Securities and Exchange Commission by letter dated June 30, 2005. The Company’s responses to the Staff’s comments are indicated below, directly following a restatement of each comment in bold, italicized type. The location of the changes made in Amendment No. 1 to the Registration Statement on Form S-1 (the “Amendment”) are indicated as requested.

     To further facilitate the Staff’s review, the enclosed courtesy copies of the Amendment, which is being filed concurrently via EDGAR, have been marked in the margins to indicate the location of revisions made in response to the corresponding comment numbers.

Cover Page

1.	SEC Comment: We note a number of blank spaces throughout your registration statement for information that you are not entitled to omit under Rule 430A, such as the anticipated price range. Please note that we may have additional comments once you have provided this disclosure.

Securities and Exchange Commission
Attn: Matthew J. Benson, Esq.
July 8, 2005

     Company Response: The Company intends to provide this disclosure to the Staff once it has determined the relevant information.

Inside Front Cover Page

2.	SEC Comment: Provide us in a timely manner copies of any artwork that you intend to use. Please be advised that we may have comments on these materials and you should consider waiting for our comments before printing and circulating any artwork.

     Company Response: Please be advised that the Company plans to provide the Staff as soon as it is available with the artwork that it intends to use in the inside front and back cover pages of the prospectus.

Prospectus Summary, page 1

3.	SEC Comment: The summary is intended to provide a brief overview of the key aspects of the offering. Please remove the “Our Competitive Strengths” and “Our Growth Strategy” sections from the summary since they also appear in the “Business” section of a lengthier format. The summary is only intended to provide a brief snapshot of the offering. See Instruction to Item 503(a) of Regulation S-K.

     Company Response: Rather than remove the “Our Competitive Strengths” and “Our Growth Strategy” sections from the summary, the Company has provided this disclosure in a bullet-point format that it believes complies with Item 503(a) of Regulation S-K. See those revised sections on pages 1 and 2 of the Prospectus Summary.

4.	SEC Comment: Please revise the summary to provide a balanced overview of your business. In this regard, you should include net income/loss amounts in addition to the sales amounts that you have provided. We also note that you characterize various aspects of your business as “innovative,” “superior,” “upscale,” “unique,” “high-quality,” “enticing,” “exceptional,” and “eye-catching.” Please revise to provide a more balanced presentation of your business.

Securities and Exchange Commission
Attn: Matthew J. Benson, Esq.
July 8, 2005

     Company Response: The Company has inserted the following sentence as the third sentence in the fourth paragraph of the Prospectus Summary: “We generated net income of $0.2 million during 2004 and a net loss of $(0.7) million during 2003.” In addition, the Company has inserted the following sentence as the last sentence of that paragraph: “During the quarter ended March 31, 2005, we recorded net income of $0.4 million.”

     The Company notes the Staff’s comment regarding the Company’s characterization of its business. The Company, together with its counsel and investment bankers, has carefully selected the language in the prospectus with the objective to accurately describe the business. In response to the Staff’s comment, however, the Company has deleted various adjectives noted by the Staff. Specifically, the Company has deleted the words “enticing” and “eye-catching” on page 1 of the Prospectus Summary, the first paragraph of Management’s Discussion and Analysis – Overview on page 23, the second and fourth paragraphs of Business – Overview on page 37. The Company has also deleted the reference to “exceptional” food in various places throughout the Business section and Prospectus Summary.

5.	SEC Comment: Please provide support for the qualitative and comparative statements contained in the summary and throughout your prospectus. For example, we note the statement that “...the average unit volume of our four restaurants open the entire year was $5.5 million, which we believe is among the highest for publicly traded chain restaurants in the casual dining industry.” We also note the following examples appearing in the “Business” section of your prospectus.

•	The National Restaurant Association forecasts that restaurant industry sales will continue to experience growth, reaching $476 billion in 2005, which would mark the 14th consecutive year of sales growth for the industry and a 4.9% increase over 2004 sales. – page 36-37

•	Technomic, Inc. ... forecasts sales at U.S. full-service restaurants to grow at a compounded annual growth of 5.7% from 2004-2008, compared to forecasted compounded annual growth of 4.8% for the total U.S. restaurant industry for the same period. – page 37

•	Within the consumer food industry, studies show that over the past 50 years there has been a steady shift away from the consumption of “food-at-home” towards the purchase of “food-away-from-home.” – page 37

•	We believe that there are significant opportunities to grow our sales, and we believe our concept can support at least 200 restaurants in the United States. – page 38

Securities and Exchange Commission
Attn: Matthew J. Benson, Esq.
July 8, 2005

Please provide support for these examples and similar statements that appear throughout your prospectus. Please mark your support or provide page references in your response to the sections you rely upon for each specific statement. To the extent you are unable to provide support, please delete the qualitative and comparative statement. Tell us whether the information you cite from these reports is publicly available. If not, you should obtain appropriate consent to cite these reports in your filing.

     Company Response: The Company has provided supplementally to the Staff the support requested in the above statements. Specifically, the Company has provided the following in response to the Staff’s comments:

A.	Average Unit Volume.

Attached as Exhibit A is a schedule setting forth various operating statistics for several publicly traded chain restaurants in the casual dining industry. Please note the line item “Average Unit Sales” in such schedule, which sets forth comparable unit volumes for publicly traded chain restaurants, which reflects an average unit volume of $4.2 million. Attached hereto as Exhibit B is the Company’s schedule setting forth its average unit volume of its four restaurants open the entire year of $5.5 million.

B.	The National Restaurant Association forecasts that restaurant industry sales will continue to experience growth . . .

Attached as Exhibit C is a press release entitled “National Restaurant Association Announces Record Sales Projected in Year Ahead for Nation’s Largest Private-Sector Employer.” The Company has indicated in the press release, which is publicly available, the relevant support for the statement contained in the Amendment.

C.	The National Restaurant Association estimates that sales in the full service segment of the U.S. restaurant industry grew . . .

Attached as Exhibit D is a press release dated December 12, 2000 entitled “Restaurant Industry Continues Into New Century With Record Expansion.” The Company has indicated in the press release, which is publicly available, the information supporting the forecast for sales at full service restaurants during 2000 of $134.5 billion. In addition, included in Exhibit C is information supporting the forecast for sales at full service restaurants during 2005 of $164.8 billion, which increased 5.0% over 2004. Based on this publicly available information, the 2004 sales at full service restaurants during 2004 were forecasted to be approximately $157 billion ($164.8 billion divided by 1.05%).

Securities and Exchange Commission
Attn: Matthew J. Benson, Esq.
July 8, 2005

C.	Technomic, Inc. . .. forecasts sales at U.S. full service restaurants . . .

Attached as Exhibit E is an Executive Summary prepared by Technomic, Inc. The table entitled “Exhibit 39 – Total Restaurant Industry 5-Year Forecast by Menu Category” sets forth certain information regarding the five-year compounded annual growth rate of sales for the total restaurant industry from 2003-2008, including “Varied Menu” category of 6.0%, the total full service industry of 5.7%, and the total industry five-year forecast of 4.8%. All of such information is publicly available.

D.	Within the consumer industry, studies show that over the past 50 years there has been a steady shift . . .

Attached as Exhibit F is a Restaurant Industry 2005 Fact Sheet prepared by the National Restaurant Association, which supports the statements contained in the Amendment regarding consumption of “food-away-from-home.” Attached as Exhibit G is the 2004 Restaurant Industry Forecast prepared by the National Restaurant Industry, which indicates (on page 14) that “food-away-from-home” is projected to represent approximately 53% in 2010.

E.	We believe that there are significant opportunities to grow our sales, and we believe our concept can support at least 200 restaurants in the United States.

Attached as Exhibit H is the Company’s analysis of various metropolitan areas throughout the United States in which it believes it could open restaurants.

Risk Factors, page 7

6.	SEC Comment: Please revise your risk factor subheadings to concisely state the specific material risk each risk factor presents to your company or investors and the consequences should that risk factor occur. Avoid simply referring to a fact about your company or a future event in your subheadings. Stating that the risk may “adversely affect” your business does not adequately address the potential consequences. For example, the following risk factor subheadings should be revised accordingly:

•	Our limited number of restaurants, the significant expense associated with opening new restaurants..., page 7.

•	Our expansion into new markets may present increased risks..., page 8.

•	Failure to protect our trademarks, service marks, or trade secrets..., page 9.

Securities and Exchange Commission
Attn: Matthew J. Benson, Esq.
July 8, 2005

•	Our senior management team has a limited history of working together..., page 10.

     Company Response: The Company has revised the risk factor subheadings, including those specifically indicated by the Staff, to concisely state the specific material risk and the consequences should that risk factor occur.

7.	SEC Comment: Some of your risk factors appear generic because the information could apply to many companies in your industry or even in other industries. Please revise to specifically indicate how the stated risk applies to your company, or delete these risk factors:

•	Litigation could have a material adverse effect on our business, page 9.

•	Our ability to raise capital in the future may be limited..., page 10.

•	Labor shortages or increases in labor costs could slow our growth..., page 11.

•	Our success depends on our ability to complete effectively..., page 12.

•	The market price for our common stock may be volatile..., page 12.

•	We will have broad discretion over the use of proceeds from this offering..., page 13.

•	We do not expect to pay any dividends for the foreseeable future..., page 15.

     Company Response: The Company has revised the risk factors indicated by the Staff to specifically indicate how the stated risk applies to the Company.

If we do not successfully expand our restaurant operations..., page 8

8.	SEC Comment: As currently drafted, the disclosure in this risk factor is too vague and appears to include multiple risks. Please revise to concisely state the material risk to you and investors. The additional risks addressed in this risk factor should be included under separate subheadings, if considered material.

Securities and Exchange Commission
Attn: Matthew J. Benson, Esq.
July 8, 2005

     Company Response: The Company has revised the indicated risk factor to concisely state the material risk to the Company and investors.

Use of Proceeds, page 17

9.	SEC Comment: You indicate that you will retain broad discretion in the allocation of the net proceeds from this offering. Please be advised that you may reserve the right to change the use of proceeds, provided that such reservation is due to certain contingencies that are discussed specifically and the alternatives to such use are indicated. See Instruction 7 to Item 504 of Regulation S-K. Please revise as appropriate.

     Company Response: The Company has revised the disclosure under the caption “Use of Proceeds” on page 16 to specifically discuss the contingencies that may change the use of proceeds and the alternatives to such use.

Capitalization, page 18

10.	SEC Comment: Please revise your disclosure to explain the factors responsible for the $309,000 change between your actual accumulated deficit balance at March 31, 2005 and the Pro Forma balance. If this relates to the write-off of the unamortized discount associated with the convertible subordinated promissory note in connection with its conversion into Series B convertible preferred shares which will then be converted in common shares, revise to disclose the amount of the charge that will be recognized in connection with the conversion.

     Company Response: In response to the Staff’s comment, the Company has added footnote 3 to the disclosure contained under the caption “Capitalization” on page 18 of the Amendment.

Management’s Discussion and Analysis, page 23

11.	SEC Comment: Please discuss in greater detail any known trends or uncertainties in the economy and industry in which you conduct business that are reasonably likely to have a material effect on your financial condition or results of operations. For example, we note that same store sales growth has declined for the three months ended March 31, 2005 compared to the prior period. Please discuss the reasons for the decline in sales growth. Please see SEC Release No. 33-8350.

     Company Response: The Company has considered the Staff’s comment, and after careful further thought and analysis, the Company believes that it has disclosed in the Management’s Discussion and Analysis all trends or uncertainties known by the Company in its industry or business. The Company considered the rules and regulations promulgated under the

Securities and Exchange Commission
Attn: Matthew J. Benson, Esq.
July 8, 2005

Securities Act, including interpretative guidance issued by the Staff, in preparing its Management’s Discussion and Analysis, and incorporated such guidance therein. See the second and third paragraphs of “Overview,” the disclosure under the caption “Key Measures We Use to Evaluate Our Company,” “Financial Performance Overview,” and other trend discussion contained in the quarterly and annual comparisons of financial performance.

     The Company has added the following sentence under the caption “Quarter Ended March 31, 2005 Compared with Quarter Ended March 31, 2004 – Restaurant Sales” on page 28: “The decline in same store sales growth during the first quarter of 2005 was primarily attributable to the addition to the same store sales base of one restaurant that experienced high unit volume upon opening, and then experienced competitive pressure in its market during the first quarter of 2005.”

Results of Operations, page 27

Quarter Ended March 31, 2005 Compared with Quarter Ended March 31, 2004

12.	SEC Comment: When attributing increases or decreases in revenue or expense line items to multiple factors contributing to material changes over the reported periods, quantify the amount of the increase or decrease attributed to each factor. For example, we note the increase in general and administrative expenses was the result of “the addition of executive management, corporate personnel, and infrastructure to support our growth strategy and preparation to meet the reporting and compliance requirements of a public company.” Revise elsewhere as appropriate. For further guidance, please refer to Item 303(a)(3) of Regulation S-K and the Commission’s Interpretative Releases on Management’s Discussion and Analysis, Release 33-8350 dated December 29, 2003.

     Company Response: Where increases or decreases in revenue or expense line items are attributed to multiple factors, the Company has quantified the amount of the increase or decrease attributed to each factor. See “Quarter Ended March 31, 2005 Compared with Quarter Ended March 31, 2004 — General and Administrative” on page 28 of the Amendment, as well as “Year Ended December 31, 2003 Compared with Year Ended December 31, 2002 – General and Administrative” on page 30 of the Amendment.

Potential Fluctuations in Quarterly Results and Seasonality, page 30

13.	SEC Comment: We note the penultimate sentence under this caption indicates that your operating results may fall below the expectations of securities analysts and investors. Please delete the reference to securities analysts, as it is unclear whether securities analysts will cover your securities.

     Company Response: The Company has deleted the reference to securities analysts.

Securities and Exchange Commission
Attn: Matthew J. Benson, Esq.
July 8, 2005

Quarterly Results of Operations, page 31

14.	SEC Comment: Please revise your table to include the per share data for income from continuing operations and net income. Also, disclose the nature and amounts of any unusual or material items that impacted your quarterly results of operations for the periods presented. Refer to the requirements of Item 302(a) of Regulation S-K.

     Company Response: In response to the Staff’s comment, the Company has revised the table to include the per share data for income from continuing operations and net income. See “Quarterly Results of Operations” on page 32 of the Amendment.

Business, page 36

Competitive Strengths, page 37

15.	SEC Comment: We note disclosure in the last bullet point appearing on page 38 indicating your senior management has “more than 50 years of collective restaurant industry experience.” Please revise to provide the average years of industry experience rather than the collective number of years of experience.

     Company Response: The Company has deleted the disclosure regarding the years of collective restaurant industry experience of its senior management team.

Food Preparation, Quality Control, and Purchasing, page 42

16.	SEC Comment: Please file formalized agreements with your principal suppliers as material contracts. See Item 601(b)(10)(ii)(B) of Regulation S-K.

     Company Response: In response to the Staff’s comment, the Company has filed the Company’s Supply Agreement with U.S. Foodservice as Exhibit 10.13 to the Amendment.

Expansion Strategy and Site Selection, page 43

17.	SEC Comment: We note you hired a real estate professional to serve as your director of real estate to focus on site selection and future development. It appears that this individual should be identified in the Management section of the prospectus as required by Item 401(c) of Regulation S-K. Please advise or revise accordingly.

     Company Response: The Company does not believe that its Director of Real Estate is expected to contribute to the Company’s business to such an extent that would require the disclosure specified in Item 401(c) of Regulation S-K. Accordingly, the Company has removed the reference to the Director of Real Estate under the caption “Business – Expansion Strategy and Site Selection” on page 44.

Securities and Exchange Commission
Attn: Matthew J. Benson, Esq.
July 8, 2005

Competition, page 46

18.	SEC Comment: Please explain in greater detail how you compete on the basis of taste, quality, price of the food products offered, quality and speed of guest service, brand name identification, attractiveness of facilities, restaurant location, and overall dining experience. See Item 101(c)(1)(x) of Regulation S-K. Please also identify your primary competitors in the industry.

     Company Response: The Company has disclosed in greater detail under “Business – Competition” on page 47 of the Amendment how it competes on the basis of the factors identified.

Trademarks, page 46

19. SEC Comment: Please identify the “other proprietary rights” to which you refer.

     Company Response: The Company has revised the disclosure to identify the “other proprietary rights” to which it refers.

Management, page 48

20.	SEC Comment: Please provide five years of business experience disclosure for C. Donald Dempsey. See Item 401(e) of Regulation S-K.

     Company Response: In response to the Staff’s comment, the Company has included the following sentence in Mr. Dempsey’s biography contained on page 49 of the Amendment: “Prior to joining our company, Mr. Dempsey was retired from January 2003 until May 2004.”

Executive Compensation, page 51

21.	SEC Comment: We note the disclosure indicating that your former chief executive officer served through March 2004, for which he received no cash compensation. Note that we would expect your financial statements to reflect reasonable compensation levels in relation to the nature and extent of the related services provided. To the extent that the fair value of services provided exceeds the amount of compensation paid to the chief executive officer, please revise your financial statements to reflect the fair value of the services as a capital contribution.

     Company Response: Chandler, a member of the Company’s Board of Directors during 2003, agreed to perform the responsibilities of President and Chief Executive Officer upon termination of the Company’s former Chief Executive Officer. Chandler’s compensation was subject to performance targets which were not met, and therefore no cash compensation was

Securities and Exchange Commission
Attn: Matthew J. Benson, Esq.
July 8, 2005

paid. Chandler served as an officer of the Company for less than 10 months. The Company determined that the fair value of services rendered were not in excess of the amount paid. The Company did award Chandler with options to purchase 48,560 shares of common stock for his services as an officer and director. The value of the compensation portion determined by applying the Black-Scholes option pricing model was less than $7,000, which the Company considers immaterial. The Company used the following assumptions in determining the Black-Scholes option pricing model: (1) risk-free interest rates of 4.25%; (2) dividend yield of zero; (3) expected life of three years; and (4) volatility of 0%.

     The Company also considered whether SAB 79, Topic 5 was applicable but given that Chandler was not a principal stockholder, the Compnay does not believe it applies.

22. SEC Comment. Please provide the full name of “Chandler.”

     Company Response: Chandler’s prior name was Robert Carl Chandler, and he had his name legally changed to “Chandler” in the state of Texas during 1973. Attached as Exhibit I is a copy of the Application for Change of Name and a copy of the court order dated March 27, 1973 from the 11th Judicial District Court of Harris County, Texas changing his name. Also attached as Exhibit I is a copy of Chandler’s U.S. passport.

Certain Relationships and Related Party Transactions, page 64

Series A Preferred Financing, page 64

23.	SEC Comment: Please file as a material exhibit the stockholders agreement related to the Series A Preferred financing. See Item 601 of Regulation S-K.

     Company Response: As disclosed under the caption “Certain Relationships and Related Party Transactions – Series A Preferred Financing” on page 69, the parties to the stockholders’ agreement have agreed to terminate the stockholders’ agreement upon the closing of this offering. Accordingly, the Company does not believe that the agreement is an agreement required to be filed under Item 601 of Regulation S-K. Further the Company believes that the filing of the stockholders’ agreement as an exhibit to the Registration Statement may have the effect of confusing investors that the stockholders’ agreement will be effective following the closing of this offering.

Convertible Subordinated Promissory Note Financing, page 65

24.	SEC Comment: Please identify the entity controlled by directors Marcus Jundt and Richard J. Hauser.

     Company Response: The Company has revised page 69 to name Kona MN, LLC, the entity controlled by Messrs. Jundt and Hauser.

Securities and Exchange Commission
Attn: Matthew J. Benson, Esq.
July 8, 2005

Security Ownership of Certain Beneficial Owners and Management, page 66

25. SEC Comment: Please identify the control person(s) of Kona KC Investment LLC.

     Company Response: The Company has revised page 71 (footnote 15) to indicate that Robert J. Novak is a control person of RJN II, LLC, the manager of Kona KC Investment LLC. The Company has also disclosed in footnote 15 the address of Kona KC Investment LLC, RJN II LLC, and Mr. Novak.

Preferred Stock, page 68

26.	SEC Comment: Please reconcile the disclosure in this section indicating that you do not have any preferred stock outstanding with the disclosure on page 64 describing the issuance of Series A preferred stock. Please revise.

     Company Response: The Company has revised the last sentence in the paragraph under “Description of Capital Stock – Preferred Stock” on page 72 to read as follows: “Immediately prior to the closing of this offering and following the conversion of all shares of preferred stock to common stock, we will not have any shares of preferred stock outstanding. We have no present intention to issue any additional shares of preferred stock.”

Lock-Up Agreements, page 72

27.	SEC Comment: In the second paragraph under this caption, please explain in more detail the conditions that would cause the disposition of the securities under the lock-up agreements. For example, describe the “market conditions” that would cause the release of shares.

     Company Response: In response to the Staff’s comment, the Company has deleted the reference to “market conditions” contained in the second paragraph under the caption “Shares Eligible for Future Sale – Lock-Up Agreements” on page 77 of the Amendment.

Underwriting, page 77

28.	SEC Comment: We note your disclosure that if all the shares are not sold at the initial offering price, the representative may change the offering price and other selling terms. Please explain how any change in the offering price and/or other selling terms would be reflected in the prospectus. For example, disclose whether a post-effective amendment would be filed and declared effective prior to any offers or sales being made at different prices or with different selling terms. We may have additional comment after reviewing your response.

Securities and Exchange Commission
Attn: Matthew J. Benson, Esq.
July 8, 2005

     Company Response: All shares sold in the initial public offering will be sold at the initial offering price. In response to the Staff’s comment, the Company has revised the disclosure contained in the fifth full paragraph under the caption “Underwriting” on page 81 to read as follows: “After the initial public offering, the representative may change the public offering price and concession and discount to brokers or dealers.”

29.	SEC Comment: We note that you have reserved for sale at the initial public offering price up to 5% of the shares of common stock to be offered to directors, officers, employees, business associates, and related persons. Please tell us the mechanics of how and when these shares will be offered and sold to persons in your directed share program. For example, please explain how you will determine the prospective recipients of reserved shares, particularly those you refer to as “business associates, and related persons.” Tell us when and how they will indicate their interest in purchasing shares. Also, please tell us how and when you and the underwriters will contact the directed share investors, including the type(s) of communication you will use. Further explain when the shares and money will be exchanged and when the purchasers become committed to purchase their shares.

Please provide a copy of all written material used in connection with the directed share program and analyze how that material is consistent with Rule 134. We may have further comment upon receipt of your response.

     Company Response: The Company and Oppenheimer & Co. Inc. (the “Representative”) will work together to operate the directed share program. The Company will allocate shares to investors, and the Representative will handle the mechanics of distributing the shares. The Representative and the Company will employ the following procedures in making the offering under the directed share program:

•	Once the preliminary prospectus is printed, the Company will deliver by first class mail or by Federal Express or other reputable overnight courier a cover letter to potential purchasers, a general information and procedural memorandum to potential purchasers, providing instructions and frequently asked questions and answers, a copy of the preliminary prospectus, and contact information for the Representative.

•	If the potential investor has an interest in purchasing shares in the proposed offering, he or she must contact the Representative and request that he or she be sent the directed share materials.

•	A prospective purchaser must then complete and mail, fax or deliver the Indication of Interest (“IOI”) Form, the IPO Questionnaire (which requests from participants who are not employees of the Company information needed to

Securities and Exchange Commission
Attn: Matthew J. Benson, Esq.
July 8, 2005

comply with the Voluntary Initiative and NASD Rule 2790), the New Account Information Form (if the person does not already have an account with Oppenheimer), the Form W-9 and the lock-up agreement so that they are received by the Representative by a specified date.

•	When the offering is priced, the Company will determine the final allocation of shares among those persons who submitted timely and proper indications of interest in participating in the directed share program. The Representative will then call each such person to confirm certain pertinent information, including the purchase price, the number of shares allocated to such person, the person’s continued desire to participate in the directed share program, the number of shares within the allocated amount, if any, they intend to purchase and the person’s account number.

•	The Representative will send each person who, when the offering was priced, confirmed his or her intention to purchase, a copy of the final prospectus and a written confirmation of the offer and sale.

•	Full payment of the purchase price for the shares bought in the initial public offering through the directed share program must be received by the Representative by the settlement date, which will be three or four days after the pricing date in accordance with Rule 15c6-1 under the Securities Exchange Act of 1934. If the Representative does not receive the potential purchaser’s payment by the settlement date then the Representative will notify the Company of the same and the Representative will then sell such shares into the open market.

     The Company and the Representative currently are in the process of finalizing written materials to be provided to persons from whom expressions of interest in the proposed offering will be sought. The Company will deliver by first class mail or by Federal Express or other reputable overnight courier a cover letter to potential purchasers, a general information and procedural memorandum to potential purchasers, providing instructions and frequently asked questions and answers, a copy of the preliminary prospectus, and contact information for the Representative. Then, upon request of a potential purchaser, the directed share program materials that the Representative intends to deliver by first class mail or by Federal Express or other reputable overnight courier to potential purchasers will include:

•	An Indication of Interest Form to be completed by potential purchasers to indicate any interest they may have in purchasing shares in the proposed initial public offering, including the number of shares they may have an interest in purchasing.

•	An IPO Questionnaire to be completed, signed and returned to the Representative by the potential purchaser, which will be used to help the Representative

Securities and Exchange Commission
Attn: Matthew J. Benson, Esq.
July 8, 2005

determine whether, under NASD rules, the potential purchaser is eligible to participate in the directed share program.

•	A New Account form to be completed by the potential purchaser in order to allow the Representative to open an account for the potential purchaser (a potential purchaser must have a Representative account in order to participate in the directed share program).

•	A Form W-9 to be completed, signed and returned to the Representative by the potential purchaser. The Internal Revenue Service requires this form to be completed in order for the potential purchaser to provide the Representative with the potential purchaser’s taxpayer identification and certification.

•	A lock-up agreement.

     A form of each of these documents, other than the preliminary prospectus, will be furnished supplementally to the staff.

     The Company supplementally advises the staff that, in connection with the directed share program, no offers were made prior to the filing of the Registration Statement with the staff, offers will be made only with a preliminary prospectus and no funds have been or will be committed or paid prior to the effectiveness of the Registration Statement.

     As described in the directed share program materials which the Company will be furnishing supplementally to the staff, the Company and the Representative will assure that this directed share program offer is consistent with Rule 134 by:

•	Ensuring that each of the documents (other than the preliminary prospectus) delivered to the persons invited to participate in the directed share program will contain language that is permitted by Rule 134.

•	Requiring each directed share program participant to acknowledge, by signing the Indication of Interest form, that no offer to buy any of the shares in the proposed offering can be accepted and no part of the purchase price can be received by the Representative until the registration statement covering the proposed offering has been declared effective by the Commission and that any such offer may be withdrawn or revoked, without obligation or commitment, at any time prior to the prospective purchaser’s confirmation of his or her intention to purchase shares is given after the effective date of the registration statement.

•	Providing that a potential purchaser’s submission of a completed IOI Form involves no obligation or commitment of any kind, and by completing the IOI Form, the person is not binding himself or herself to purchase any shares.

Securities and Exchange Commission
Attn: Matthew J. Benson, Esq.
July 8, 2005

•	If a potential purchaser confirms his or her intention to purchase, the underwriter will send the purchaser a copy of the final prospectus that meets the requirements of Section 10 of the Securities Act, which will contain the price of the offering and other information not included in the preliminary prospectus, and a written confirmation of the sale with respect to the shares.

30.	SEC Comment: Please identify any members of the underwriting syndicate that will engage in any electronic offer, sale or distribution of the shares and describe their procedures to us. If you become aware of any additional members of the underwriting syndicate that may engage in electronic offers, sales or distributions after you respond to this comment, promptly supplement your response to identify those members and provide us with a description of their procedures.

Briefly describe any electronic distribution in the filing.

Also, in your discussion of your procedures, tell us how your procedures ensure that the distribution complies with Section 5 of the Securities Act. In particular:

•	the communications used;

•	the availability of the preliminary prospectus;

•	the manner of conducting the distribution and sale, such as the use of indications of interest or conditional offers; and

•	the funding of an account and payment of the purchase price.

In addition, please tell us whether you or the underwriters have any arrangements with a third party to host or access your preliminary prospectus on the Internet. If so, identify the party and the website, describe the material terms of your agreement, and provide us with a copy of any written agreement. Also provide us with all information concerning your company or prospectus that has appeared on their website. Again, if you subsequently enter into these arrangements, promptly supplement your response.

     Company Response: The Representative has advised the Company that one or more members of the underwriting syndicate may engage in an electronic offer, sale or distribution of the shares and may make a prospectus in electronic format available on the web sites that they maintain or may distribute prospectuses electronically. At the time the Representative sends out invitations to participate in the offering to potential syndicate members, the underwriters that have been invited must accept the invitation on the basis that they will not engage in any electronic offer, sale, or distribution of shares, or that if they do engage in such activities, that they will do so only on the basis that the procedures that these underwriters use for electronic

Securities and Exchange Commission
Attn: Matthew J. Benson, Esq.
July 8, 2005

offers, sales, or distributions have been previously reviewed by the Commission and the Commission raised no objections.

     The Company has been advised by the Representative that each member of the syndicate of this offering will be an established firm, a registered broker/dealer, and an NASD member. However, due to the nature of the syndicate process, the final syndicate list and allocations of shares will not be made until the day of pricing. Shortly after the Registration Statement is declared effective, pricing information is determined and communicated to those firms that have expressed an interest in becoming syndicate members. After a relatively short period, in which these invitees can decline to participate in the syndicate on the negotiated terms, the final syndicate is established and allocations of shares are made. Prior to that time, the Representative knows only who has been invited to join the syndicate, but not the final composition of the syndicate or the allocation of the shares. Therefore, the Representative does not have an opportunity to make inquiry of the individual firms that will ultimately comprise the syndicate until after the relevance of their plans, if any, for Internet distribution have been mooted by the declaration of effectiveness of the Registration Statement.

     Other than with respect to electronic roadshows conducted in compliance with SEC no-action letters, the Company has not, and the underwriters have not, made any arrangements with a third party to host or access the preliminary prospectus on the Internet.

Consolidated Balance Sheets, page F-3

31.	SEC Comment: We note from the disclosures provided in your Capitalization disclosures on page 18 and elsewhere in the registration statement that your capitalization and outstanding common shares will change significantly prior to the planned offering due to the conversion of your Series A Convertible preferred stock and convertible debt into common shares in connection with the offering, and due to a reverse stock split that you plan to complete prior to the offering. Given these significant changes in capitalization and outstanding shares, please revise to include a pro forma balance sheet alongside your historical balance sheet giving effect to these changes in capitalization that will occur in connection with the offering. Also, revise to disclose pro forma earnings per share for the latest fiscal year and any subsequent interim period presented giving effect to these changes in capitalization. Your Summary Consolidated Financial Data on page 5 and your Selected Consolidated Financial Data on page 21 should also be revised to include disclosure of your pro forma earnings per share for the latest fiscal year and subsequent interim period presented.

     Company Response: In response to the Staff’s comment, the Company has included a pro forma balance sheet alongside its historical balance sheet named “Pro forma convertible notes payable and stockholders’ equity at March 31, 2005 (unaudited).” See page F-3 of the

Securities and Exchange Commission
Attn: Matthew J. Benson, Esq.
July 8, 2005

Amendment. In addition, the Company has included a pro forma balance sheet as of March 31, 2005 alongside its historical balance sheet as of March 31, 2005 in the Summary Consolidated Financial Data (Balance Sheet Data) on page 5 of the Prospectus Summary and the Selected Consolidated Financial Data (Balance Sheet Data) on page 21.

     The Company also has disclosed pro forma diluted net income (loss) per share (unaudited) during the year ended December 31, 2004 and the quarter ended March 31, 2005, disclosing the nature of the pro forma information. See Summary Consolidated Financial Data on pages 4-5, Selected Consolidated Financial Data on pages 20-21, Consolidated Statements of Operations on page F-4, Note 2, “Summary of Significant Accounting Policies – Unaudited Pro Forma Convertible Notes Payable, Stockholders’ Equity, and Net Income (Loss) Per Share” on page F-7.

Consolidated Statement of Operations, page F-4

32.	SEC Comment: Please revise your historical earnings per share computations for all periods presented to give retroactive effect to the reverse stock split that you intend to effect immediately prior to the closing of this offering as discussed on page 4 of the registration statement. Refer to the requirements of paragraph 54 of SFAS No. 128 and SAB Topic 4:C.

     Company Response: The Company has called a special meeting of the stockholders to be held during July 2005, at which the Company has requested that its stockholders approve a proposed 1-for-5 reverse stock split of its common stock. Pending approval of the proposed reverse stock split, the Company intends to revise its historical consolidated financial statements, including earnings per share computations for all periods presented, to give retroactive effect to the reverse stock split. The Company plans to revise these disclosures in Amendment No. 2 to the Registration Statement and prior to the time in which preliminary prospectuses are printed and circulated.

33.	SEC Comment: Based on your current income statement presentation and your discussion in Management’s Discussion and Analysis, it appears that restaurant operating costs exclude depreciation and amortization. Please revise your presentation to comply with the guidance outlined in SAB Topic 11:B.

     Company Response: In response to the Staff’s comment, the Company has revised its income statement presentation and discussion in Management’s Discussion and Analysis to comply with the guidance outlined in SAB Topic 11:B. See the Summary Consolidated Financial Data on page 4 of the Prospectus Summary, the Selected Consolidated Financial Data on page 20, the Results of Operations and Quarterly Results of Operations tables contained on pages 27 and 32 of Management’s Discussion and Analysis, and page F-3 of the consolidated financial statements.

Securities and Exchange Commission
Attn: Matthew J. Benson, Esq.
July 8, 2005

Consolidated Statements of Stockholders’ Equity, page F-5

34.	SEC Comment: We note from your consolidated statement of stockholders’ equity that during 2003 you issued common stock in connection with the purchase of restaurant assets. In this regard, tell us and revise the notes to your financial statements to explain how you valued this common stock.

     Company Response: The Company has revised Note 3 “Discontinued Operations – Sale of Restaurant Locations” on page F-13 to disclose the factors considered by the Company’s Board of Directors in determining the fair value of the Company’s common stock in connection with the purchase of restaurant assets. To that end, the following sentence was added to the second and fifth paragraphs of Note 3 on page F-13: “In determining the fair value of the Company’s common stock, the Board of Directors considered various factors, including the Company’s historical operational performance, the Company’s prospects, and the most recent arms’ length transaction in the Company’s common stock.” In addition, please refer to the section below entitled “Supplemental Information Regarding the Company’s Stock Price,” including the attached Exhibit J.

Consolidated Statements of Cash Flows

35.	SEC Comment: We note that you have presented “changes in accounts payable related to property and equipment additions” as a cash flow from investing activities in your consolidated statements of cash flows. As this appears to be a non-cash transaction, please revise to exclude this item from your cash flows from investing activities. Refer to the guidance in paragraph 32 of SFAS No. 95.

     Company Response: In response to the Staff’s comment, the amounts previously presented in the investing section of the Consolidated Statements of Cash Flows on page F-6 under the description “Increase (decrease) in accounts payable related to property and equipment additions” have been excluded from the investing section and added to the disclosure of noncash investing and financing activities.

Note 2. Summary of Significant Accounting Policies

Cash and Cash Equivalents, page F-7

36.	SEC Comment: We note from your disclosure that you include amounts due from credit card processors in cash and cash equivalents. Please explain how your “due from credit card processors” meet the definition of cash and cash equivalents as set forth in paragraph 8 of SFAS No .95 or revise accordingly.

     Company Response: The Company’s amounts “due from credit card processors” are converted to cash the next business day following processing. The Company relied upon

Securities and Exchange Commission
Attn: Matthew J. Benson, Esq.
July 8, 2005

paragraph 8 of SFAS No. 95 as the amounts due are short-term, highly liquid investments that are both (a) readily convertible to known amounts of cash; and (b) so near their maturity that they present insignificant risk of changes in value. The Company has expanded the disclosure contained in Note 2 of the consolidated financial statements (Summary of Significant Accounting Policies – Cash and Cash Equivalents on page F-8) to include the following sentence: “Cash and cash equivalents also include amounts due from credit card processors, which are typically deposited the following business day.”

Property and Equipment

37.	SEC Comment: Revise your accounting policy disclosures to explain in further detail the methods and significant assumptions that you use to evaluate long-lived assets for potential impairments. Your revised disclosure should explain how your long-lived assets are grouped for purposes of performing your impairment analysis in accordance with SFAS No. 144.

     Company Response: In response to the Staff’s comment, the Company has expanded its accounting policy disclosures to explain in further detail the methods and significant assumptions that it uses to evaluate long-lived assets for potential impairments. Accordingly, the Company has added the following disclosure to the second paragraph under Note 2 “Summary of Significant Accounting Policies – Property and Equipment” on page F-8:

“The assessment of impairment is performed on a restaurant-by-restaurant basis. If indicators of impairment are present and if the Company determines the carrying value of the restaurant assets exceed the projected future undiscounted cash flows, an impairment charge would be recorded to reduce the carrying value of the restaurant assets to their fair value.”

Deferred Rent, page F-8

38.	SEC Comment: We note from your disclosure and Management’s Discussion and Analysis that rent expense incurred from the date of possession through the completion of construction is capitalized and included in property and equipment and amortized over the initial life of the lease. In this regard, please explain to us the facts and circumstance that you consider in concluding that this rent expense should be capitalized. If part of your rationale is due to the fact that you are involved in the construction, please fully and clearly explain to us the nature of your involvement and your accounting treatment associated with the construction of a build-to-suit real estate project that is to be leased to you when completed. We may have further comment upon receipt of your response.

     Company Response: On February 7, 2005, the Commission released a letter expressing its views on certain lease accounting matters. Based on the guidance in that letter, the Company

Securities and Exchange Commission
Attn: Matthew J. Benson, Esq.
July 8, 2005

established a policy for the accounting for rent during the construction period. The Company previously did not have a policy for rent during the construction period, as it is a rent holiday period.

     The Company capitalizes straight line rent during the construction period because under the terms of all retail lease agreements executed to date, the Company is responsible for design and construction of leasehold improvements. The Company executes the lease to gain access to the property for the purpose of constructing the improvements. As a result, the straight line rent expense is a necessary cost associated with the construction of the improvements, preparing the property for its intended use.

     The Company understands that at the June 2005 meeting, the Task Force discussed Issue 05-3 - “Accounting for Rental Costs Incurred During the Construction Period” whereby there are the following three views on the accounting for rental costs incurred during the construction period of an asset that is directly related to the leased property (e.g., significant leasehold improvements): (1) capitalize rental costs associated with ground and building operating leases; (2) do not capitalize rental costs associated with either ground or building operating leases; and (3) capitalize only costs associated with ground operating leases. The Task Force was unable to reach a consensus, and noted that each of the three views expressed continue to be acceptable.

     The Company has also considered the guidance of EITF 97-10: The Effect of Lessee Involvement in Asset Construction to determine if the Company at any point in time should be considered the owner of the real estate during the construction period. The Company does not operate any stand-alone restaurants that are not part of an existing retail mall development project. In conducting our evaluation of leases where the Company is required to construct a building shell on the property of an existing mall development project, the Company considered the following factors:

•	The Company does not pay any up front fees to enter a lease or secure property.

•	The Company does not pay for any zoning, environmental studies, excavation, road improvements, land carrying costs, ground rentals or mall signage. All water, sewer and electrical services are provided to the property by the lessor.

•	No rental payments are required until the public opening of the restaurant.

•	The Company receives tenant improvement allowances in excess of $100 per square foot making the probability of achieving 90% (even with significant cost overruns, of which none have been incurred to date) of total project costs very unlikely.

     The Company records payments and accruals for leasehold improvements as construction in process until the opening of the restaurant. At that time all costs are capitalized and depreciated over the lesser of the economic life of the asset or the lease term as defined by SFAS No. 13.

Securities and Exchange Commission
Attn: Matthew J. Benson, Esq.
July 8, 2005

39.	SEC Comment: We note from your disclosure that “contingent rent payments, to the extent they exceed minimum payments, are accrued over the periods in which the liability is incurred.” Please confirm and revise your note and Management’s Discussion and Analysis on page 26 to disclose that you recognize rent expense associated with these contingent rent payments prior to the achievement of the specified target that triggers the contingent rental expense, provided that achievement of that target is considered probable. See paragraph 17 of EITF 98-9 for guidance.

     Company Response: In response to the Staff’s comment, the Company has revised the disclosure contained in the first paragraph under Note 2 “Summary of Significant Accounting Policies – Deferred Rent” on page F-9:

“Rent expense associated with these contingent payments is recorded prior to the achievement of specified sales levels if exceeding such amount is considered probable and is estimable.”

In addition, the Company has added the following as a third paragraph under the caption “Management’s Discussion and Analysis – Critical Accounting Policies and Estimates – Leasing Activities” on page 26:

“We record contingent rent expense based on a percentage of restaurant sales, which exceeds minimum base rent, over the periods the liability is incurred. The contingent rent expense is recorded prior to achievement of specified sales levels if achievement of such amounts is considered probable and estimable.

Stock Based Compensation, page F-9

40.	SEC Comment: We note from your disclosure that you have reported stock-based employee compensation cost, net of related tax effects for the years ended December 31, 2002 and 2004, but did not record an amount for the period December 31, 2003. Please explain why or revise accordingly. Also, we note from the disclosures on page F-9 that your method for determining the fair value of stock-based compensation was based on the “minimum value” method since it did not take into account the expected volatility of your common shares. As outlined in paragraphs 19 and 20 of SFAS No. 123, the use of the minimum value method is appropriate for use by you only in periods prior to the filing of your Form S-1 registration statement. Please confirm you will discontinue the use of this method for periods subsequent to the filing of its Form S-1 registration statement.

     Company Response: In response to the Staff’s comment, the Company has added the following disclosure to the paragraph following the table under Note 2, “Summary of Significant Accounting Policies – Stock Based Compensation” on page F-10:

Securities and Exchange Commission
Attn: Matthew J. Benson, Esq.
July 8, 2005

“During 2003, the Company did not report stock-based compensation expense, net of tax effect, primarily because the amount of options forfeited during 2003 exceeded the amount of options granted during 2003.”

     In response to the Staff’s comment, please be advised that the Company will discontinue the use of the “minimum value” method for periods subsequent to the filing of its Registration Statement on Form S-1. Rather, when required, the Company currently intends to change its method of reporting stock-based employee compensation expense to the “stated market stock price” method.

Net Income (Loss) Per Share, page F-10

41.	SEC Comment: Revise to disclose the number of shares issuable upon conversion of the Series A preferred shares and the convertible notes during 2003 and the three months ended March 31, 2005 that were not included in the computation of your diluted earnings per share for these periods because their impact was anti-dilutive. Also, please provide the disclosure require by paragraph 40(c) of SFAS 128 for the quarterly periods ended March 31, 2004 and 2005.

     Company Response: The Company has revised the disclosure contained under Note 2, “Summary of Significant Accounting Policies – Net Income (Loss) Per Share” on page F-11 to include the following sentence:

“At December 31, 2003 and March 31, 2005, 4,166,666 shares of Series A Convertible Preferred Stock and at March 31, 2005, 2,500,000 shares issuable upon conversion of the convertible promissory note were excluded from the calculation of diluted net loss per share because they were anti-dilutive.”

Note 3. Discontinued Operations — Sale of Restaurant Locations, page F-11

42.	SEC Comment: We note from your disclosure that in March 2003 you repurchased the assets of Saki’s Pacific Rim Café from a limited liability company controlled by one of your stockholders and a relative of your then principal stockholder and officer and accounted for this transaction as a business acquisition (i.e. recording the acquired assets at fair market value). In September 2003 you then resold the assets of Saki’s Pacific Rim Café to an entity owned by a stockholder and former employee of yours. Additionally, on February 25, 2002 you sold all the assets relating directly to the ownership and operation of another restaurant location operating under the name of Sushi On Shea located in Scottsdale, Arizona to a limited liability company controlled by one of your stockholders. It appears that you accounted for these two restaurant sale transactions as the sale of long-lived assets and recognized the respective gain or loss. In this regard, please explain in detail why the above transactions were not treated as a transaction between entities under common control. As part of your response, please

Securities and Exchange Commission
Attn: Matthew J. Benson, Esq.
July 8, 2005

tell us the ownership in Kona Grill held by the stockholders that were parties to these transactions. Refer to the guidance in paragraphs D 11 and D 12 of SFAS No. 141 and SAB Topic 5:G. We may have further comment upon receipt of your response.

     Company Response: At February 25, 2002, the Company sold the assets of an operating restaurant named “Sushi on Shea” located in Scottsdale, Arizona to a limited liability company controlled by a stockholder for 454,000 shares of the Company’s common stock of which the LLC held at the time. At the time, the Company had outstanding 7,365,000 shares of common stock. The stockholder and the LLC beneficially owned only the 454,000 shares of the Company’s common stock. When considering the aggregate beneficial ownership, neither the stockholder nor the LLC were considered a principal stockholder of the Company. Other than the stockholder, neither the Company nor any of its other stockholders had or have any ownership interest in the LLC.

     In March 2003, the Company repurchased the assets of Saki’s Pacific Rim Café from a limited liability company controlled by the father of our then principal stockholder. At that time, the father controlled through a family owned limited partnership 150,000 shares of the Company’s common stock, which represented 2.2% of the Company outstanding securities. The father was not considered a principal stockholder of the Company.

     In September 2003, the Company resold the assets to an entity that was owned by a stockholder and former employee. The former employee beneficially owned 5,000 shares of the Company’s common stock, and he was not considered a principal stockholder of the Company.

     According to the guidance contained in paragraphs D11 and D12 of SFAS No. 141, the Company believes that these transactions are business combinations and not transfers of net assets or exchanges of shares between entities under common control. In addition, the Company does not believe that the facts of the above referenced transactions meet the requirements of the facts indicated by SAB Topic 5:G.

43.	SEC Comment: Reference is made to paragraph five (5) of your note, where your state that the fair value of the shares surrendered to you at February 25, 2002 was estimated at $681,000 or $1.50 per share. In this regard, please explain to us what factors, methods and estimates were used by you to determine the fair value of these shares. As part of your response, please explain why these shares were valued at a higher price per share than the shares issued during 2003 which were valued at $1.20 per share.

     Company Response: Please see the Company’s response to Staff comment 34 and the added disclosure made to page F-13. As disclosed, in determining the fair value of the Company’s common stock of $1.50 per share during 2002, the Board of Directors considered various factors available to it at the time, including the Company’s historical operational performance, the Company’s prospects, and the most recent arms’ length transaction in the

Securities and Exchange Commission
Attn: Matthew J. Benson, Esq.
July 8, 2005

Company’s common stock. During 2003, the Company commenced a series of discussions with professional investors in an effort to complete its Series A preferred stock offering. At that time, the Company discovered that it was unable to raise capital at a valuation based on a per share price of $1.50. During August 2003, the Company completed its Series A preferred stock offering at a price of $1.20 per share. Subsequent to the closing of that offering, the Board of Directors considered that valuation as a factor in its determinations of the fair value of the Company’s common stock, and valued subsequently issued shares at a per share price of $1.20. In addition, the Company has provided the Staff certain information regarding the valuation of its common stock, as set forth below in the section entitled “Supplemental Information Regarding the Company’s Stock Price.”

44.	SEC Comment: Please revise your note to include the disclosures required by paragraph 47(c) of SFAS No. 144 as it relates to the disposal of the Sushi On Shea restaurant.

     Company Response: In response to the Staff’s comment, the Company has included as the last sentence of the fourth paragraph under Note 3, “Discontinued Operations – Sale of Restaurant Locations” on page F-13 the following:

“During the year ended December 31, 2002, revenue for the restaurant during the two-month period of operations was approximately $189,000 and the net income was approximately $27,000.”

Note 4. Receivables, page F-13

45.	SEC Comment: We note from your disclosure on page F-10 under the caption “Concentration of Credit Risk” that you are subject to a concentration of credit risk with respect to amounts receivable from landlords for tenant improvement allowances. In this regard, please disclose either on the face of the balance sheet or in a note thereto, the allowance for doubtful accounts as of each balance sheet date presented or tell us why an allowance has not been established. Also, provide Schedule II with respect to this allowance for each period presented in your consolidated statements of operations. Refer to the requirements of Rule 5-04 of Regulation S-X.

     Company Response: In response to the Staff’s comment, the Company has added the following sentence as the second sentence under Note 2, “Summary of Significant Accounting Policies – Concentration of Credit Risk” on page F-11 and under Note 4, “Receivables” on page F-14:

“No allowance for doubtful accounts has been recorded as collection of tenant improvement allowances is considered probable.”

Securities and Exchange Commission
Attn: Matthew J. Benson, Esq.
July 8, 2005

Note 8. Convertible Subordinated Promissory Note, page F-15

46.	SEC Comment: We note from your disclosure that in connection with the issuance of the warrant and beneficial conversion feature, you recorded a discount to the convertible promissory note and a corresponding increase in stockholders’ equity of $400,000. Please tell us and revise Note 8 to explain how you calculated or determined both the fair value of the warrant and the amount attributable to the beneficial conversion feature.

     Company Response: The Company has expanded its disclosure under Note 8 “Convertible Subordinated Promissory Note” on page F-16 to describe how the Company determined the fair value of the warrant and beneficial conversion feature. Accordingly, the Company has added the following underlined language to the first sentence of the second paragraph of that section:

“In connection with the issuance of the warrant and beneficial conversion feature, the Company recorded a discount to the convertible promissory note and a corresponding increase in stockholders’ equity of $400,000, of which $200,000 was allocated to the beneficial conversion feature of the convertible promissory note and $200,000 to the warrant. The value of the warrant and beneficial conversion feature were derived through application of the Black-Scholes option pricing model.”

     The value of the warrant issued in connection with the convertible promissory note with an exercise price of $1.00 per share was determined to be $0.20 using the Black-Scholes option pricing model. The Company used the following assumptions in determining the Black-Scholes option pricing model: (1) annual interest rate of 4.25%; (2) exercise price of $1.00; (3) share price of $1.00; (4) expected lives of five years; and (5) volatility of 0%.

     The calculation of the debt discount associated with the warrant was determined by multiplying the calculated Black-Scholes value by the total number of shares under the warrant. The calculation was 1,000,000 shares multiplied by $0.20 resulting in a calculated value for the discount related to the warrants of $200,000.

     The calculation of the beneficial conversion feature of the note was calculated by subtracting the $200,000 warrant discount from the note amount of $3,000,000 and dividing that amount by the 2,500,000 shares to be issued upon conversion. The difference between the calculated amount of $1.12 and the $1.20 conversion price per share is multiplied by the 2,500,000 shares resulting in the amount attributable to the beneficial conversion feature of the note.

Securities and Exchange Commission
Attn: Matthew J. Benson, Esq.
July 8, 2005

Note 10. Stockholders’ Equity Preferred Stock, page F-17

47.	SEC Comment: We note from the disclosure in Note 10 that the Series A and B convertible preferred stock carry a liquidation preference of $2.40 per share. Please revise your balance sheets to disclose the aggregate liquidation value associated with your outstanding Series A convertible preferred shares. Refer to the requirements of Rule 4-08(d) of Regulation S-X.

     Company Response: In response to the Staff’s comment, the Company has disclosed on the face of the consolidated balance sheets the aggregate liquidation preference of $10,000,000 on the Series A convertible preferred stock.

48.	SEC Comment: Please tell us whether the Series A convertible preferred shares provided for a beneficial conversion feature at the time they were issued under EITF 98-5, and explain to us and disclose in your financial statements your accounting treatment with respect to any beneficial conversion feature.

     Company Response: Please be advised that the shares of Series A convertible preferred stock did not provide for a beneficial conversion feature at the time they were issued, as there were no equity elements associated with the shares other than the conversion feature.

Stock Options, page F-19

49.	SEC Comment: Please revise your note to include the weighted-average exercise prices for options that are exercisable for each year for which a statement of operations is provided. See paragraph 47 of SFAS No. 123 for guidance.

     Company Response: In response to the Staff’s comment, the Company has added the following sentence below the table under Note 10, “Stockholders’ Equity – Stock Options” on page F-20:

“At December 31, 2002, 2003, 2004, and March 31, 2005 the total shares exercisable were 162,670, 160,583, 658,645, and 2,446,395, respectively, at a weighted-average price of $1.49, $1.32, $1.18, and $1.12, respectively.”

Note 13. Related Party Transactions

50.	SEC Comment: We note from the disclosure on page 13 that your chairman and investors affiliated with your chairman will continue to own a significant number of your common shares following completion of the offering and will be able to significantly influence your operations following completion of the offering. Please revise the notes to your financial statements to disclose this matter. Refer to the requirements of paragraph 2 of SFAS No. 57.

Securities and Exchange Commission
Attn: Matthew J. Benson, Esq.
July 8, 2005

     Company Response: Please be advised that the Company’s Chairman and two board members, affiliated through common ownership of other unrelated entities, currently maintain a majority of the Company’s voting power. As a result, these individuals may have significant influence over any corporate action or transaction that requires stockholder approval. No transactions have occurred between these entities and the financial position and operating results are the same as if the entities related by common ownership were autonomous. In response to the Staff’s comment, the Company has added the following new fifth paragraph to Note 13 (Related Party Transactions) on page F-22:

“The Company’s Chairman and investors affiliated with the Chairman own a significant number of shares of the Company’s capital stock, and may have significant influence over the Company. ”

Note 14. Subsequent Events

51.	SEC Comment: We note the disclosure indicating that in March 2005, you accelerated the vesting of all outstanding unvested employee stock options. Please tell us and clarify in Note 14 how you calculated or determined the maximum amount of compensation expense that may be recognized in connection with the accelerated vesting of these options of $191,000. As part of your response and your revised disclosure, you should also explain how your planned expense recognition with respect to the accelerated vesting of the options complies with the guidance outlined in paragraph 36 of FIN No. 44.

     Company Response: The maximum amount of compensation expense that may be recognized in connection with the accelerated vesting of all outstanding options was determined by multiplying the difference in the exercise price and the fair value of all unexercised options with an exercise price below the fair value at the time of acceleration by the number of options with an exercise price below fair value. The Company determined that 954,791 unexercised options at March 31, 2005 were granted with an exercise price per share $0.20 below fair value. The per share difference multiplied by the 954,791 shares produces the maximum compensation expense of approximately $191,000. Accordingly, the Company has added the following disclosure to the first paragraph under Note 14, “Subsequent Events” on page F-22:

“The compensation amount was measured based on the difference between the intrinsic value at the date of acceleration and the original intrinsic value. Since the Company is not able to estimate compensation expense related to the amount by which an employee is expected to benefit from the acceleration of vesting, no compensation is recorded until the employee receives a benefit.”

Securities and Exchange Commission
Attn: Matthew J. Benson, Esq.
July 8, 2005

Other

52.	SEC Comment: We note from the disclosure included in Item 15 that you granted 300,000 options with an exercise price of $1.20 per common share to Mr. Jundt for prior service, for providing capital to you and for his service as chairman of the board. For these and any other options issued subsequent to December 31, 2004, please tell us and revise Management’s Discussion and Analysis to disclose the amount of compensation expense that you have recognized or plan to recognize in connection with the options grants. Your response and your revised disclosure should also explain how the amount of expense to be recognized was calculated or determined. If no expense will be recognized, please explain why. Additionally, please revise to include the disclosures outlined in the AICPA’s Audit and Accounting Practice Aid “Valuation of Privately-Held-Company Equity Securities Issued as Compensation” with respect to your option grants and their related valuation in Management’s Discussion and Analysis.

     Company Response: The Company recorded compensation expense of $46,000 in connection with the grant to Mr. Jundt of options to purchase 200,000 shares of common stock at an exercise price of $1.20 per share in consideration for his agreement to personally guaranty promissory notes issued by the Company. The expense was calculated using the Black-Scholes option pricing model. The Company used the following assumptions in determining the Black-Scholes option pricing model: (1) risk-free interest rates of 4.25%; (2) dividend yield of zero; (3) expected lives of five years; and (4) volatility of 0%. Accordingly, the Company has revised the disclosure under the caption “Quarter Ended March 31, 2005 Compared with Quarter Ended March 31, 2004 – General and Administrative” on page 28 to indicate that $0.4 million of the increase in such expenses was primarily attributable to the addition of executive management and corporate personnel and director compensation.

Recent Sales of Unregistered Securities, page II-2

53.	SEC Comment: Please be advised that a private offering under Section 4(2) of the Securities Act requires that all offerees and purchasers must meet a sophistication and access to information test so as not to need the protection of registration. For each transaction listed, please clearly disclose the circumstances that allow the exemption under Section 4(2).

     Company Response: In response to the Staff’s comment, the Company has disclosed in the last paragraph under Item 15, “Recent Sales of Unregistered Securities,” the circumstances that permit reliance on the exemption provided by Section 4(2) of the Securities Act. See page II-3 of the Amendment. Specifically, the Company has included the following disclosure:

Securities and Exchange Commission
Attn: Matthew J. Benson, Esq.
July 8, 2005

“The recipients of securities in each of these transactions listed above represented to the Company their intention to acquire the securities for investment only and not with view to or for sale in connection with any distribution thereof. All recipients had adequate access, through their relationship with the Company or through other access to information provided by the Company, to information about the Company.”

Exhibits, page II-3

54.	SEC Comment: Please file all required exhibits, such as the draft underwriting agreement and the legal opinion, in a timely manner so that we may have adequate time to review them before you request effectiveness of your registration statement.

     Company Response: Together with the Amendment, the Company has filed the form of underwriting agreement (Exhibit 1.1), the legal opinion of Greenberg Traurig, LLP (Exhibit 5), and other exhibits that are listed on the exhibit index.

Supplemental Information Regarding the Company’s Stock Price

     While not reflected in the Amendment, the Company anticipates that the initial public offering price per share will be between $1.80 to $2.20 per share for its common stock. The Company believes that, although the financial markets can be volatile and unpredictable, especially for small capitalization restaurant companies, valuation predictions become very difficult. The share amounts and prices of the common stock and preferred stock discussed in this letter are also reflected in the Amendment and are based on the Company’s current capital structure without the impact of the proposed reverse split of the Company’s common stock.

     The Company believes a fair valuation of the common stock was determined at the time of each option grant. A majority of the Board of Directors consists of non-officer directors, all of whom have experience in the restaurant, real estate, and mutual fund management industries. The Company believes that the composition of the Board of Directors has resulted in a reasonable determination of the stock value. In the absence of a public trading market, the Board considered numerous objective and subjective factors to determine the value at each option grant date, including the following:

•	the arms’ length sale of Series A preferred stock in August 2003;

•	the independent valuation of the Company’s common stock as determined by RSM McGladrey Valuation Services as of March 31, 2004;

•	the Company’s performance and operating results at the time of each grant;

Securities and Exchange Commission
Attn: Matthew J. Benson, Esq.
July 8, 2005

•	the Company’s near-term business prospects and availability of real estate leases for restaurant development;

•	the lack of liquidity for the underlying common stock because the Company was private;

•	the likelihood of achieving a liquidity event for the shares of common stock underlying these options, such as an initial public offering, a merger, or an acquisition of the Company; and

•	the general environment of the public financial markets and, more specifically, comparable public restaurant companies.

     Please see the summary of key financing events, valuations, and option awards attached as Exhibit J to this letter. The Company believes that all of the options summarized in the table set forth on Exhibit J were granted at or above the then current fair market value of the Company’s common stock, as determined in good faith by its Board of Directors at the time of each grant. In connection with the filing of this Registration Statement, the Company reviewed these grants with its independent auditors and its attorneys, with the benefit of hindsight and the knowledge of how numerous uncertainties existing at the time of the option grants have been resolved. Based on this review, the Company has concluded that the expense recorded for the options issued to its Chairman were appropriately valued and expensed. The Company believes all other option awards, for which compensation expense has not been recorded, are appropriately reflected in the consolidated financial statements and notes.

Securities and Exchange Commission
Attn: Matthew J. Benson, Esq.
July 8, 2005

Contact Information

     If you have further questions regarding this response, please do not hesitate to contact me at (602) 445-8318 or Quinn Williams of our office at (602) 445-8344. With respect to any questions regarding accounting matters, please contact Mark S. Robinow, the Chief Financial Officer of the Company at (480) 922-8100.

Sincerely, Scott K. Weiss For the Firm

SKW/ge
Enclosures

cc:	Jeffrey Jaramillo, Staff Accountant – Federal Express (w/enclosures) C. Donald Dempsey – via U.S. Mail (w/enclosures) Mark S. Robinow – via U.S. Mail (w/enclosures)

Securities and Exchange Commission
Attn: Matthew J. Benson, Esq.
July 8, 2005

bcc:	Quinn P. Williams, Greenberg Traurig, LLP
Brian H. Blaney, Greenberg Traurig, LLP
Henry P. Williams, Oppenheimer & Co. Inc.
Cory W.J. Dorzek, Oppenheimer & Co. Inc.
John C. Feltl, Feltl and Company
Allan Hickok, Hickok McMillan Strategic Advisors
Phoebe McMillan, Hickok McMillan Strategic Advisors
Gary J. Singer, O’Melveny & Myers LLP
Scott Graziano, O’Melveny & Myers LLP
Kathryn M. Ferron, Ernst & Young LLP
Mark A. Stephens, Ernst & Young LLP
Daniel M. Eng, Ernst & Young LLP

(all bcc via U.S. Mail w/enclosures)